Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds
Entity Central Index Key	0001089951
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000027322 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	TMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 9.01%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	9.01%	6.41%	12.16%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,596,069,077
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,300,588
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Material Fund Change Expenses [Text Block]
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000180065 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TQMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 8.96%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	8.96%	6.35%	12.07%
S&P 500® Index	17.88%	14.42%	14.66%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,596,069,077
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,300,588
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Material Fund Change Expenses [Text Block]
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000027323 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	TMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 8.77%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	8.77%	6.19%	11.93%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,596,069,077
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,300,588
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Material Fund Change Expenses [Text Block]
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000027325 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class N
Trading Symbol	TSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 6.66%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	6.66%	2.37%	9.28%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 106,345,220
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 743,267
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%

C000180066 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 6.73%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	6.73%	2.49%	9.20%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Growth Index	13.01%	3.18%	9.01%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 106,345,220
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 743,267
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%

C000027324 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	TSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 6.91%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	6.91%	2.59%	9.51%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 106,345,220
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 743,267
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%

C000180068 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class Z
Trading Symbol	SKSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class Z shares returned 3.25%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	3.25%	8.79%	6.74%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Value Index	12.59%	8.88%	6.97%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 203,243,873
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,360,013
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%

C000180067 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class I
Trading Symbol	SKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class I shares returned 3.18%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	3.18%	8.73%	6.67%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Value Index	12.59%	8.88%	6.97%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 203,243,873
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,360,013
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%

C000056573 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class N
Trading Symbol	SKSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class N shares returned 3.00%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	3.00%	8.52%	7.86%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 203,243,873
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,360,013
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%

C000078885 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class N
Trading Symbol	GWMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class N shares returned 2.23%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	2.23%	(0.44%)	2.28%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 158,461,526
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 585,057
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%

C000069909 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class I
Trading Symbol	GWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class I shares returned 2.51%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	2.51%	(0.09%)	2.67%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 158,461,526
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 585,057
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%

C000180069 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class Z
Trading Symbol	GWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class Z shares returned 2.56%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	2.56%	(0.03%)	2.83%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.48%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.49%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 158,461,526
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 585,057
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%

C000180070 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class Z
Trading Symbol	GWEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class Z shares returned 7.67%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	7.67%	6.26%	8.63%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Index	12.81%	6.09%	8.19%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 697,869,168
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,372,594
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%

C000069911 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class I
Trading Symbol	GWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class I shares returned 7.57%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	7.57%	6.20%	9.89%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 697,869,168
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,372,594
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%

C000069910 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class N
Trading Symbol	GWETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class N shares returned 7.24%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.24%	5.84%	9.51%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 697,869,168
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,372,594
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%

C000077269 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class N
Trading Symbol	GWMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class N shares returned 5.21%, compared to the 5.92% return for its benchmark, the Bloomberg 10-Year Municipal Bond Index (the “Index”). The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the Index for the fiscal year. An allocation to bonds longer than the Index was the biggest negative as the curve steepened. Overall longer duration, security selection, and an allocation to shorter maturities than the Index benefited performance.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.21%	0.47%	1.77%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg 10-Year Municipal Bond Index	5.92%	1.05%	2.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 973,687,376
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,381,487
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$973,687,376
Total number of portfolio holdings	233
Net advisory fees paid	$1,381,487
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%

C000077267 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class I
Trading Symbol	GWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class I shares returned 5.52%, compared to the 5.92% return for its benchmark, the Bloomberg 10-Year Municipal Bond Index (the “Index”). The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the Index for the fiscal year. An allocation to bonds longer than the Index was the biggest negative as the curve steepened. Overall longer duration, security selection, and an allocation to shorter maturities than the Index benefited performance.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.52%	0.79%	2.10%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg 10-Year Municipal Bond Index	5.92%	1.05%	2.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 973,687,376
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,381,487
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$973,687,376
Total number of portfolio holdings	233
Net advisory fees paid	$1,381,487
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%

Portfolio Breakdown

Ratings

Largest Holdings [Text Block]

Top Ten Holdings

Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%

C000077270 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	MRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares advanced 10.48% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	10.48%	12.78%	14.36%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 133,747,801
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 510,118
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%

C000077271 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares advanced 10.36% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	10.36%	12.68%	14.25%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 133,747,801
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 510,118
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%

C000077272 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MRLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares advanced 10.11% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.11%	12.40%	13.95%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 133,747,801
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 510,118
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%

C000115978 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class N
Trading Symbol	YAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class N shares returned 23.94%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•   Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•   Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•   The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 57% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	23.94%	9.25%	11.57%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 2,665,276,426
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,913,906
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$2,665,276,426
Total number of portfolio holdings	48
Net advisory fees paid	$22,913,906
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%

C000115979 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class I
Trading Symbol	YAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 24.14%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•   Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•   Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•   The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 57% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	24.14%	9.44%	11.77%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 2,665,276,426
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,913,906
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$2,665,276,426
Total number of portfolio holdings	48
Net advisory fees paid	$22,913,906
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%

C000115981 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Fund
Class Name	Class I
Trading Symbol	YACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 19.82%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 45% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	19.82%	9.96%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 6,750,826,255
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 29,205,042
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$6,750,826,255
Total number of portfolio holdings	58
Net advisory fees paid	$29,205,042
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	9.1%
Bolloré SE (France)	7.4%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Microsoft Corp.	4.2%
Hyundai Mobis Co., Ltd. (South Korea)	3.8%
The Charles Schwab Corp.	3.7%
Alphabet, Inc., Class C	3.4%
Fox Corp., Class B	3.0%
The Procter & Gamble Co.	2.6%
PepsiCo, Inc.	2.5%
Top Ten as a Group	44.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	9.1%
Bolloré SE (France)	7.4%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Microsoft Corp.	4.2%
Hyundai Mobis Co., Ltd. (South Korea)	3.8%
The Charles Schwab Corp.	3.7%
Alphabet, Inc., Class C	3.4%
Fox Corp., Class B	3.0%
The Procter & Gamble Co.	2.6%
PepsiCo, Inc.	2.5%
Top Ten as a Group	44.5%

C000122076 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class N
Trading Symbol	TCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$150	1.30%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 30.35%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	30.35%	1.17%	4.96%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,752,682
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 851,980
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%

C000180071 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class I
Trading Symbol	TQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 30.60%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	30.60%	1.35%	5.15%
MSCI EAFE Index	31.22%	8.92%	8.67%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.62%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,752,682
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 851,980
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%

C000122075 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class Z
Trading Symbol	TCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 30.71%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	30.71%	1.42%	5.22%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,752,682
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 851,980
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%

C000142968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class Z
Trading Symbol	YASLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2025, the Fund's Class Z shares returned 10.33%, behind the 22.13% increase of the MSCI ACWI All Cap Index (the “Index”).
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. International equities outperformed U.S. markets, yet the valuation gap versus the U.S. remains wide, implying further catch-up potential. U.S. markets, by contrast, offer little margin of error amid momentum-driven behavior.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Total Energy Services – Delivered strong counter-cyclical results via exposure to areas like gas compression and a more robust Australian services sector. Excellent management and strong shareholder return program.
•   Omni Bridgeway – Eliminated balance sheet risks after transformational deal with Ares closed in the second quarter of 2025. Focus now shifts to free cash flow inflection from its portfolio of uncorrelated legal cases.
TOP DETRACTORS
•   Arrow Exploration – Limited production growth after some operational issues in 2025. We believe net cash balance sheet mitigates risk, with further exploration upside even in muted oil price environment.
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   America’s Car-Mart – Faced continued industry headwinds in auto loans to deep subprime customers. New refinancing packaging allows cost-cutting efforts to right-size the business.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. We hold 41 equity positions with a median market cap of $242 million, with 50% of the Fund invested in our top ten positions. A concentration in small, seemingly undiscovered companies stands out versus the Index and peers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	10.33%	5.39%	9.38%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 25,075,737
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 72,536
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$25,075,737
Total number of portfolio holdings	44
Net advisory fees paid	$72,536
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

C000142969 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class I
Trading Symbol	YASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2025, the Fund's Class I shares returned 10.22%, behind the 22.13% increase of the MSCI ACWI All Cap Index (the “Index”).
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. International equities outperformed U.S. markets, yet the valuation gap versus the U.S. remains wide, implying further catch-up potential. U.S. markets, by contrast, offer little margin of error amid momentum-driven behavior.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Total Energy Services – Delivered strong counter-cyclical results via exposure to areas like gas compression and a more robust Australian services sector. Excellent management and strong shareholder return program.
•   Omni Bridgeway – Eliminated balance sheet risks after transformational deal with Ares closed in the second quarter of 2025. Focus now shifts to free cash flow inflection from its portfolio of uncorrelated legal cases.
TOP DETRACTORS
•   Arrow Exploration – Limited production growth after some operational issues in 2025. We believe net cash balance sheet mitigates risk, with further exploration upside even in muted oil price environment.
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   America’s Car-Mart – Faced continued industry headwinds in auto loans to deep subprime customers. New refinancing packaging allows cost-cutting efforts to right-size the business.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. We hold 41 equity positions with a median market cap of $242 million, with 50% of the Fund invested in our top ten positions. A concentration in small, seemingly undiscovered companies stands out versus the Index and peers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	10.22%	5.30%	9.28%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 25,075,737
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 72,536
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$25,075,737
Total number of portfolio holdings	44
Net advisory fees paid	$72,536
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

C000157696 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class N
Trading Symbol	GWGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 4.39%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	4.39%	6.34%	9.27%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2500® Index	11.91%	7.26%	9.31%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 716,960,006
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,681,272
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%

C000157694 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class I
Trading Symbol	GWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 4.58%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	4.58%	6.55%	9.93%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2500® Index	11.91%	7.26%	10.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 716,960,006
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,681,272
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%

C000180072 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class Z
Trading Symbol	GWGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 4.68%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	4.68%	6.62%	9.54%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2500® Index	11.91%	7.26%	9.31%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 716,960,006
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,681,272
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%

C000176472 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class I
Trading Symbol	YFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 32.71%, outperforming the 21.09% return of the MSCI World Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    HI-LEX – Strong profitability improvements for this supplier to global automakers through a variety of cost optimization initiatives and product mix shifts.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    LG H&H – Sentiment headwinds due to exposure to the Chinese consumer but company’s underlying operating improvements continue. Tailwinds from Korean regulatory reforms.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 53% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	32.71%	9.04%	11.94%
MSCI World Index	21.09%	12.15%	12.52%

Performance Inception Date	Jan. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 182,057,433
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 979,240
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$182,057,433
Total number of portfolio holdings	60
Net advisory fees paid	$979,240
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

C000176471 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class N
Trading Symbol	YFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$131	1.13%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class N shares returned 32.37%, outperforming the 21.09% return of the MSCI World Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    HI-LEX – Strong profitability improvements for this supplier to global automakers through a variety of cost optimization initiatives and product mix shifts.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    LG H&H – Sentiment headwinds due to exposure to the Chinese consumer but company’s underlying operating improvements continue. Tailwinds from Korean regulatory reforms.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 53% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	32.37%	8.84%	11.82%
MSCI World Index	21.09%	12.15%	12.52%

Performance Inception Date	Jan. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 182,057,433
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 979,240
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$182,057,433
Total number of portfolio holdings	60
Net advisory fees paid	$979,240
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

C000241081 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced SMA Shares
Class Name	AMG GW&K Municipal Enhanced SMA Shares
Trading Symbol	MESHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund returned 2.84%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed both indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive, as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the Fund since the Fund's inception on February 28, 2023, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the Fund for the past one-year period and the period from the Fund's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
AMG GW&K Municipal Enhanced SMA Shares	2.84%	5.18%
Bloomberg U.S. Municipal Bond Index	4.25%	3.90%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	5.14%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 217,449,823
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$217,449,823
Total number of portfolio holdings	135
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Public Finance Authority, 5.750%, 12/31/65	2.8%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.5%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.9%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Top Ten as a Group	21.6%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Public Finance Authority, 5.750%, 12/31/65	2.8%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.5%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.9%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Top Ten as a Group	21.6%

C000261130 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Securitized Bond SMA Shares
Class Name	AMG GW&K Securitized Bond SMA Shares
Trading Symbol	GWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of June 12, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs since the commencement of operations?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
AMG GW&K Securitized Bond SMA Shares (the “Fund”) returned 4.87% for the period June 12, 2025 (commencement of operations) to December 31, 2025, compared with the 5.10% return for its current benchmark, the Bloomberg U.S. Securitized Index (the “Index”). The Bloomberg U.S. Aggregate Bond Index returned 4.10% over the same period.
MARKET OVERVIEW
•   The broad U.S. bond market, represented by the Bloomberg U.S. Aggregate Bond Index, posted its best annual performance since 2020, led by strong performance in securitized assets as Agency mortgage-backed securities (MBS) benefited from reduced rate volatility, while investment grade corporates generated positive excess returns through carry despite modest spread widening.
•   The Treasury curve steepened further, driven by declines at the front end of the curve (2- and 5-year yields down 13 and 2 basis points, respectively) and modest increases at the long end of the curve (10- and 30-year up 2 and 11 bps, respectively), leaving the spread between the 2-year and 30-year maturities along the curve at its steepest level amid accommodative U.S. Federal Reserve (the Fed) policy and ongoing inflation, fiscal supply, and dollar-demand concerns.
PERFORMANCE REVIEW
•   On a relative basis, the Fund underperformed its benchmarks from its June inception through December 31, 2025. Relative performance was negatively impacted by an overweight to CMBS (Commercial Mortgage-backed Securities) and allocations to out-of-benchmark Treasuries and CLOs (Collateralized Loan Obligations). Although CMBS and CLO credit spreads tightened over the period, they lagged the tightening in Agency MBS, which were the primary driver of index returns. Positive allocation and security selection within Agency MBS partially mitigated the relative underperformance.
OUTLOOK
•   Entering 2026, government support across monetary, fiscal, and capital markets has helped stabilize volatility, extending the traditional “don’t fight the Fed” framework and creating a supportive backdrop for securitized markets.
•   Despite fears of global conflicts, an explosion of artificial intelligence (AI)-driven debt supply, and markets that have priced much of the good news in, stable and reasonable fixed-income yields look to make this another year where thoughtful active management can find attractive opportunities within high grade securitized products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the Fund since the Fund's inception on June 12, 2025, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the Fund from the Fund's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same period.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
AMG GW&K Securitized Bond SMA Shares	4.87%
Bloomberg U.S. Aggregate Bond Index	4.10%
Bloomberg U.S. Securitized Index	5.10%

Performance Inception Date	Jun. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 120,140,568
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$120,140,568
Total number of portfolio holdings	128
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
GNMA, 5.500%, 04/20/55	4.4%
FHLMC, 3.500%, 06/01/49	4.3%
FNMA, 5.000%, 01/01/53	3.9%
FNMA, 2.500%, 11/01/51	3.4%
FNMA, 4.000%, 06/01/53	3.3%
GNMA, 2.500%, 09/20/50	3.1%
FHLMC, 3.000%, 08/01/52	2.9%
FHLMC, 6.000%, 10/01/53	2.9%
FHLMC, 5.500%, 02/01/54	2.9%
FHLMC, 4.500%, 09/01/52	2.8%
Top Ten as a Group	33.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
GNMA, 5.500%, 04/20/55	4.4%
FHLMC, 3.500%, 06/01/49	4.3%
FNMA, 5.000%, 01/01/53	3.9%
FNMA, 2.500%, 11/01/51	3.4%
FNMA, 4.000%, 06/01/53	3.3%
GNMA, 2.500%, 09/20/50	3.1%
FHLMC, 3.000%, 08/01/52	2.9%
FHLMC, 6.000%, 10/01/53	2.9%
FHLMC, 5.500%, 02/01/54	2.9%
FHLMC, 4.500%, 09/01/52	2.8%
Top Ten as a Group	33.9%